Securities Act File No. 333-41237
                                       Investment Company Act File No. 811-5037

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                           Pre-Effective Amendment No. 1.

                          Post-Effective Amendment No.

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                  Amendment No. 1

                        (Check appropriate box or boxes)

                  U.S. GLOBAL LEADERS VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                            630 Fifth Ave., Ste. 2910
                               New York, NY 10111
               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 765-5350

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                               345 California St.
                            San Francisco, CA, 94104

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the date of effectiveness of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.


     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table

Item 3.  Financial Highlights.................      Financial
                                                    Highlights

Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of the
                                                    Fund

Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   Purchases and
                                                    Redemptions;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    Purchases and
                                                    Redemptions

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... Investment
                                                    Advisor; the Fund's
                                                    Administrator; General
                                                    Information

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

               U.S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND
                                630 Fifth Avenue
                               New York, NY 10111
                                 (212) 765-5350



U.S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND (the "Fund" or the "Variable Insurance Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of United States companies that have substantial
international   activities  ("U.S.   Global Leaders").  The Fund does not have a
policy of investment in any specific number of countries outside the U.S., although it may invest in securities of foreign companies that meet the Advisor's criteria of global leadership. Yeager, Wood & Marshall Incorporated (the "Advisor") serves as investment advisor to the Fund.



Shares of the Fund are offered only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts owned by their respective policy holders or contract holders. ("Contracts").


This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated March ,1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Fund at the address given above.


                               TABLE OF CONTENTS



Expense Table
Objective and Investment Approach of the Fund Management of the Fund How To Invest in the Fund How To Redeem an Investment in the Fund Services Available to the Fund's Shareholders How the Fund's Per Share Value Is Determined Distributions and Taxes General Information

Performance Information

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         Prospectus dated March , 1998



                                                         2

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                                                   EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.


Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases . . . .           None

Maximum Sales Load Imposed on Reinvested
 Dividends.............................                   None

Deferred Sales Load ...........................           None

Redemption Fees................................           None

Exchange Fee....................................          None

Annual Fund Operating Expenses
 (As a percentage of average net assets)

Advisory Fees                                             1.00%

Other Expenses (after waiver)                             0.48%**

Total Fund Operating Expenses (after waiver)              1.48%**


**The Advisor has agreed to reduce its fees or make payments to assure that the Fund's ratio of operating expenses to average net assets will not exceed 1.48%. In the absence of the Advisor's agreement, it is estimated that "other expenses" would amount to 1.00% and the Fund's total annual operating expenses for its initial fiscal period would amount to 2.48%.

Example
                                            1 year   3 years
                                             $15       $49

         This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."



U.S.  GLOBAL  LEADERS  GROWTH   VARIABLE   INSURANCE  FUND  is  a non-
diversified series of U.S. Global Leaders Variable Insurance Trust (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest.



Shares of the Fund are offered only to insurance company separate accounts that fund the Contracts. An insurance company separate account's interest is limited to the Fund(s) in which the separate account invests. Separate accounts may purchase or redeem shares at net asset value without any sales or redemption charge. Fees and charges imposed by the separate account, however, will affect the actual return to the holder of a Contract. A separate account may also impose certain restrictions or limitations on the allocation of purchase payments or Contract value to the Fund. Prospective investors should consult the applicable Contract prospectus for information regarding fees and expenses of the Contract and separate account and any applicable restrictions or limitations.

Shares of the Fund may be offered to the separate accounts of various unrelated insurance companies ("shared funding"). Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the same or related insurance companies("mixed funding"). Due to the differences in tax treatment or other considerations to such mixed and shared funding, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, the Fund's Board of Trustees intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

                 OBJECTIVE AND INVESTMENT APPROACH OF THE FUND

The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of United States companies that have substantial international activities ("U.S. Global Leaders"). Under normal market conditions, at least 65% of the Fund's total assets will be invested in stocks of companies the Advisor regards as U.S. Global Leaders as set forth below. Unlike mutual funds that are classified as "global" funds, the Fund does not have a policy of investment in any specific number of countries outside the U.S., although it may invest in securities of foreign companies that meet the Advisor's criteria of global leadership.

There is, of course, no assurance that the Fund's objective will be achieved. The Fund is not designed for investors seeking income rather than growth of capital.

Because prices of securities held by the Fund fluctuate, the value of an investment in the Fund will vary, as the market value of its investment portfolio changes and when shares are redeemed, they may be worth more or less than their original cost.

Investment Approach: U.S. Global Leaders. In selecting common stocks for the Fund, the Advisor focuses on companies it views as "U.S. Global Leaders":
Companies that have leading positions in growing markets in the developed countries and also derive a substantial portion of their profits in fast-growing emerging markets. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in securities of such companies.

U.S. Global Leaders portfolio companies typically:

           -Hold leading market shares of their relevant growth markets, and hence possess the pricing flexibility that results in high profit margins and high investment returns.


           -Supply consumable products or services so that their revenue streams are recurring rather than derived from infrequent or postponable sales of big-ticket items.

           -Maintain strong balance sheets with relatively low debt to equity ratios.

The Advisor believes that companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth.

The Advisor believes that leading multinational companies traded publicly in U.S. securities markets have a number of advantages that make them attractive investments. U.S. capital markets are large and liquid. Accounting practices are consistent and well regulated. Currency and political risks are minimized, and the costs associated with investing abroad are reduced.

Companies that have leading positions in growing markets in the U.S. and other developed countries and also derive a significant portion of their profits in fast-growing emerging markets are relatively limited in number at this time. Because of the difficulty and expense in building broad-based distribution in newer global markets, it appears likely that the number of such companies will not expand rapidly. Thus, the Advisor's view is that the stocks of multinational companies that can sustain superior global earnings growth are likely to be accorded premium relative valuations.


The Advisor's investment policy is to identify U.S. Global Leaders companies with superior long-term earnings prospects and to continue to own them as long as their managements are fulfilling their mission. As long as the Advisor believes that shares of such companies continue to enjoy favorable prospects for capital growth and that they are not overvalued in the marketplace, such shares are ordinarily retained. Thus, it is expected that the Fund's annual rate of portfolio turnover will be relatively low compared to that of most common stuck mutual funds, normally not more than 25%


Foreign Investments

There are foreign companies that fit the profile of Global

Leaders companies developed by the Advisor, and the Advisor may invest in such companies. While the Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, under normal circumstances, the level of such investment is not expected to exceed 15%. Investment in foreign companies generally will be in the form of American Depositary Receipts and European
Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

The Advisor intends to limit its investment in foreign companies to large capitalization, well-established issuers the securities of which are publicly traded in the U.S. and which provide their financial data in accordance with generally accepted accounting principles in the United States. Thus the Advisor expects to minimize the risks associated with investing in foreign companies generally. For further information on foreign investing, including the risks associated with such investments, see the Statement of Additional Information.

Non-Diversification

The Fund is a non-diversified investment company portfolio, which means that the Fund is required to comply only with the diversification requirements of the Internal Revenue Code so that the Fund will not be subject to U.S. taxes on its net investment income. These provisions, among others, require that at the end of each calendar quarter, (1) not more than 25% of the value of the Fund's total assets can be invested in the securities of a single issuer, and (2) with respect to 50% of the value of the Fund's total assets, no more than 5% of the value of its total assets can be invested in the securities of a single issuer and the Fund may not own more than 10% of the outstanding voting securities of a single issuer.

Since the Fund, as a non-diversified investment company portfolio could invest in a smaller number of individual issuers than a diversified investment company, the value of the Fund's investments could be more affected by any single adverse occurrence than would the value of the investments of a diversified investment company. However, it is the policy of the Fund to attempt to reduce its overall exposure to risk from declines in individual securities by spreading its investments over a number of different companies and a variety of industries.

Other Permitted Investments and Risks

Under normal market conditions, it is expected that the Fund will be substantially fully invested, and cash and cash equivalent investment should account for less than 5% of Fund assets. However, if the Advisor believes market conditions warrant a temporary, defensive position, the Fund may invest without limit in cash, certificates of deposit, bankers acceptances and other short-term bank deposit accounts, short-term U.S. Government, agency and instrumentality obligations, repurchase agreements with respect to such obligations and in other domestic debt rated in one of the two highest grades by one or more of the nationally recognized statistical ratings organizations, or if unrated, believed by the Advisor to be of comparable quality.



Year 2000. Like other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by it, the Advisor and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Fund and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other, major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.



The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.


         PERFORMANCE INFORMATION: RELATED MUTUAL FUNDS

Set forth below is the average annual total return for the U.S. Global Leaders Growth Fund (the "U.S. Global Fund"), a registered open-end investment company with the same investment adviser, investment objectives and policies as the Variable Insurance Fund. The portfolio manager for the U.S. Global Fund is the same individual who manages the Variable Insurance Fund. The returns shown for the U.S. Global Fund are net of advisory fees and other operating expenses; the U.S. Global Fund does not impose any sales charges.



The U.S. Global Fund is offered to individual and institutional investors and other taxable accounts generally and is not offered to separate accounts of insurance companies funding Contracts.

As noted above, fees and charges are imposed pursuant to the terms of the Contracts funded by the separate accounts that invest in the Variable Insurance Fund. Performance information for the Variable Insurance Fund will be presented in conjunction with performance information about these Contracts. Purchasers should bear in mind that the total returns for the separate account assets that relate to the Contracts will be lower than the total returns for the U.S. Global Leaders Growth Fund set forth below, and for the Variable Insurance Fund. Purchasers should not rely on the past performance data for the U.S. Global Leaders Growth Fund or for the Variable Insurance Fund itself as an indication of future performance of the Contracts or the Variable Insurance Fund.



                         U.S. Global Leaders Growth Fund
                          Average Annual Total Return



Year Ended December 31, 1997            40.46%

Inception on Sept. 29, 1995 through
December 31,, 1997                       31.20%

MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by Mr. George M. Yeager, President, who has been associated with the advisor since its inception. Mr. Yeager is responsible for the management of the Fund's portfolio. The Advisor provides investment advisory services to individual and institutional investors with assets of over $ 400,000,000 and is investment advisor to the U.S. Global Leaders Growth Fund, a mutual fund with the same objective s and polices as the Fund.



The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of

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1.00% annually.
Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate: Under $15 million-$30,000; $15 to $50 million-0.20% of average net assets; $50 to $100 million-0.15% of average net assets; $100 to $150 million-0.10% of average net assets; over $150 million-0.05% of average net assets. The Fund is responsible for its own operating expenses. The Advisor is currently undertaking to limit the Fund's annual operating expenses to no more than 1.48% of average net assets by waiving fees and/or reimbursing fund operating expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                             PURCHASES AND REDEMPTIONS



Shares of the Fund are offered only to the insurance company separate accounts that fund the Contracts. All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charge at net asset value next determined after receipt of a purchase order. Proceeds from redemptions of shares in the Fund will be paid on or before the seventh day following the request for redemption by a Contract holder.

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                  HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

                                              DISTRIBUTIONS AND TAXES


Dividends and Distributions. The Fund distributes all of its net investment income as dividends to its shareholders. At the same time, the Fund also distributes all of its net short-term capital gain and net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Fund may make a second distribution of net investment income, net short-term capital gain, and net capital gain if necessary to avoid income tax. Dividends and capital gain distributions are paid in additional shares of the Fund at the net asset value per share on the reinvestment date unless the Fund's transfer agent is instructed otherwise.



Federal Income Tax. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes.

Dividends and other distributions declared by the Fund in October,

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November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the distributions are paid by the Fund during the succeeding January.

Fund shares are offered only to insurance company separate accounts that fund the Contracts. Under the Internal Revenue Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the separate accounts that purchase and hold shares of the Fund and (2) the holders of Contracts funded through those accounts.

The Fund  intends to comply  with the  diversification  requirements  imposed by section 817(h) of the Internal Revenue Code and the regulations thereunder. These requirements, in addition to the diversification requirements that apply to the Fund under Subchapter M of the Code, place certain limitations on the assets of the Fund that may be invested in securities of a single issuer.Specifically, the regulations provide that as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides a "safe harbor", that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other regulated investment companies. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the Contract holders other than as described in the applicable Contract Prospectus. Even if the diversification requirements of Section 817(h) are met, a Contract owner might be subject to current federal income taxation if the owner has excessive control over the investments underlying the Contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time it is impossible to predict what the guidelines will include and the extent, if any, to which they may be retroactive.

The foregoing is only a summary of some of the important federal in come tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

                                       PERFORMANCE INFORMATION

From time to time the Fund may advertise its total return. These figures are based on historical earnings and are not intended to indicate future performance. Total return shows how much an investment in the Fund would have increased (or decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund to investors were invested on the reinvestment dates during the period. Total return takes into account any applicable sales charges, but does not take into account any federal or state income taxes which may be payable. The Fund may include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

Performance figures for the Fund will not reflect charges made pursuant to the terms of the Contracts funded by the separate accounts that invest in the Fund. Fund performance information will be presented in conjunction with performance information about these Contracts. Purchasers of Contracts, therefore, should recognize that the total return on the separate account assets relating to such Contracts would be lower than the total return of the Fund for the same period.


                                                GENERAL INFORMATION

The Trust. The Trust was organized as a Delaware business trust on October 6, 1997. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on December 31. Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.


Shareholders of the Fund will vote shares in the separate accounts as required by law, as amended or changed from time to time. Under current law, an insurance company that sponsors a separate account investing in the Fund is required to request voting instructions from Contract owners and must vote shares held by the separate account in proportion to the voting instructions received. For further information regarding voting rights of Contract owners, see the Contract prospectus.

Custodian and Transfer Agent. Star Bank, 425 Walnut St., Cincinnati, OH 45202, serves as custodian of the Fund's assets. American Data Services, Inc.. P.O. Box 5536, Hauppauge, NY 11788- 0132 is the Fund's Transfer and Dividend Disbursing Agent. See the Contract Prospectus for information on how Contract inquiries can be made.

Advisor
Yeager, Wood & Marshall, Incorporated
630 Fifth Avenue
New York, NY 10111
(212) 765-5350

Custodian
Star Bank
425 Walnut St.
Cincinnati, OH  45202

Transfer and Dividend Disbursing Agent
American Data Services
P.O. Box 5536
Hauppauge, NY 11788-0132

Auditors
Ernst & Young LLP
515 South Flower Street
Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California Street
San Francisco, CA 94104

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January , 1998

               U.S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND
                                630 Fifth Avenue
                               New York, NY 10111
                                 (212) 765-5350


         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the U.S. Global Leaders Growth Variable Insurance Fund (the "Fund"). A copy of the prospectus of the Fund dated January , 1998 is available by calling the number listed above or
(212) 633-9700.


                                TABLE OF CONTENTS

The Trust.........................................................................................................2
Investment Objective And Policies.................................................................................2
Investment Restrictions...........................................................................................4
Distributions and Tax Information.................................................................................5
Trustees And Executive Officers...................................................................................7
Investment Advisor................................................................................................9
The Fund's Administrator.........................................................................................10
Execution of PortfolioTransactions.............................................................................. 11
Additional Purchase and Redemption Information...................................................................12
Determination of Share Price.....................................................................................13
General Information..............................................................................................15
Financial Statements.............................................................................................16


USG SAI                                               B-1

                                    THE FUND

         The Fund is a series of U.S. Global Leaders Variable Insurance Trust (the "Trust"), which is a registered, open-end management investment company organized as a Delaware business trust.

This Statement of Additional Information relates only to the Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The U.S. Global Leaders Growth Variable Insurance Fund is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in

USG SAI                                               B-2
the transaction. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Foreign Investments

         The Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, although the level of such investment is not expected to exceed 15% under normal circumstances. The Advisor intends to invest only in large capitalization, well established foreign issuers the securities of which are traded in the U.S., and which present their financial data in accordance with generally accepted accounting principles in the U.S. Thus, the Advisor thus expects that there will be little, if any risk associated with its foreign investments.

         The risks associated with foreign issuers include political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. While the Advisor believes it unlikely that the companies and countries in which the Advisor invests would be subject to such circumstances, there is no assurance that the Advisor will be able to anticipate or counter these potential events in selecting foreign issuers for the Fund's portfolio.

Borrowing

The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of that Fund's total assets.

USG SAI                                               B-3

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the occasional purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

         7. Invest in any issuer for purposes of exercising control or management.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the

USG SAI                                               B-4

Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Fund's fiscal year (December 31). Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Tax Information


         Shares of the Fund are offered only to insurance company separate accounts that fund the Contracts. See the applicable Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Contract holders.

         The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.


USG SAI                                               B-5

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, and net short-term capital gain) and must meet several other requirements. The Fund must
(1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived from the business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and; (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         As noted in the Prospectus, the Fund must comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitation on the proportion of the Fund's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer.

         The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Fund's activities or of the Contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to dividends and other distributions therefrom.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the

USG SAI                                               B-6

Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 54 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 57 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 59 Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 53 Trustee

202 North Mountain Avenue, Montclair, New Jersey 07042. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 40 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary


USG SAI                                               B-7

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93).

Robert H. Wadsworth*, 57 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $______. Trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $ Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $
Wallace L. Cook                     $
Carl A. Froebel                     $
Rowley W.P. Redington               $



     As of the date of this Statement, officers and Trustees owned less than 1% of the Fund's outstanding voting securities.



                               INVESTMENT ADVISOR

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by Mr. George M. Yeager, President. The Advisor provides investment advisory services to individual and institutional investors with assets of over $400 million. Mr. Yeager is responsible for management of the Fund's portfolio.

         Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.



USG SAI                                               B-8

         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, ICAC receives a monthly fee at the following annual rate:

Average net assets                          Fee or fee rate

Under $15 million                           $30,000
$15 to $50 million                          0.20% of average net assets
$50 to $100 million                         0.15% of average net assets
$100 million to $150 million                0.10% of average net assets
Over $150 million                           0.05% of average net assets


EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

USG SAI                                               B-9

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell insurance contracts funded by shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.



         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services, including analytical reports, statistical or other related information to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.


         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund

USG SAI                                               B-10
at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Fund's shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor such rejection is in the best interest of the Fund.

        The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (C) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.



         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to

USG SAI                                               B-11
be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             FUND SERVICE PROVIDERS


         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, P.O. Box 5536, Hauppauge, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.


USG SAI                                               B-12

         Ernst & Young, 515 S. Flower St., Los Angeles, CA 90071 are the independent public accountants for the Fund, and audit the Fund's financial statements.


         Paul, Hastings, Janofsky & Walker LLP , 345 California St., 29th floor, San Francisco, California 94104, are legal counsel to the Fund.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

                                         [ To be supplied ]

USG SAI                                               B-13

                  U.S. GLOBAL LEADERS VARIABLE INSURANCE TRUST
                                    FORM N-1A

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a) Statement of Assets and Liabilities
         Notes to Financial Statements
         (To be filed by Amendment)

         (b)  Exhibits:


                  (1)  Agreement and Declaration of Trust-2

                  (2)  By-Laws-2

                  (3)  Voting Trust Agreement -- Not applicable

                  (4)  Specimen Share Certificate-1

                  (5)  Form of Investment Advisory Agreement-2

                  (6)  Form of Distribution Agreement-Not applicable

                  (7)  Benefit Plan -- Not applicable

                  (8)  Form of Custodian and Transfer Agent
                       Agreements-1

                  (9)  Form of Administration Agreement-2

                  (10) Consent and Opinion of Counsel as to legality of shares-1

                  (11)  Consent of Accountants-1

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-1

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1-Not Applicable

                  (16)  Schedule for Computation of Performance
                        Quotations-1


1-To be filed by Amendment


2-Filed with Registration Statement on Form N-1A on November 28, 1997


Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.

                                                  Number of Record
                                                  Holders as of
                  Title of Class                  February 27, 1998


Shares of Beneficial Interest, no par value:        None


Item 27.  Indemnification


Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser.

         With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-4995.

Item 29.  Principal Underwriters.

                  (a) Not applicable

                  (b) Not applicable


                  (c) Not applicable


Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2025 E. Financial Way, Ste. 101, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to file a post-effective amendment with unaudited financial statements within four to six months from the effective date of the Registration Statement, as such requirement and time periods are interpreted by the staff of the Division of Investment Management.

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on March 3, 1998.

             U.S. GLOBAL LEADERS VARIABLE INSURANCE TRUST

                                  By: Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Steven J. Paggioli              Trustee      March 3, 1998
Steven J. Paggioli

Eric M. Banhazl                Principal     March 3, 1998
Eric M. Banhazl                Financial
                                Officer

Dorothy A. Berry                Trustee      March 3, 1998
Dorothy A. Berry

Wallace L. Cook                 Trustee     March 3, 1998
Wallace L. Cook

Carl A. Froebel                  Trustee    March 3, 1998
Carl A. Froebel

Rowley W. P. Redington          Trustee     March 3, 1998
----------------------
Rowley W. P. Redington